Stock-Based Compensation (Assumption Of Fair Value Calculation Of Each Year's Grants) (Details)	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (in years)	6 years 2 months	6 years 8 months	6 years 8 months
Risk-free interest rate	0.70%	0.90%	1.50%
Expected volatility	36.80%	36.60%	38.80%
Expected dividend yield	1.00%	1.00%	1.00%